Summary of Significant Accounting Policies, Revenue Earned by Timing of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 88,386	$ 29,237	$ 47,433
Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	79,025	27,946	45,117
Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 9,361	$ 1,291	$ 2,316